Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
PRC statutory reserve funds	321,206	375,193	60,470
Unreserved retained earnings	34,204,180	47,284,579	7,620,891

Total retained earnings	34,525,386	47,659,772	7,681,361

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2012	(89,714)	11,436	(78,278)

Other comprehensive income before reclassification	190,322	730,504	920,826
Amounts reclassified from accumulated other comprehensive income	—	(62,132)	(62,132)

Net current-period other comprehensive income	190,322	668,372	858,694
Other comprehensive income attribute to noncontrolling interests	62,680	—	62,680

Balance at December 31, 2013	163,288	679,808	843,096

Other comprehensive loss before reclassification	(445,710)	(100,285)	(545,995)
Amounts reclassified from accumulated other comprehensive income	—	(45,025)	(45,025)

Net current-period other comprehensive loss	(445,710)	(145,310)	(591,020)
Other comprehensive income attribute to noncontrolling interests	(20,153)	—	(20,153)

Balance at December 31, 2014	(302,575)	534,498	231,923

Balance at December 31, 2014, in US$	(48,766)	86,145	37,379

Tax Effect Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax effect allocated to each component of other comprehensive income for the years ended December 31, 2013 and 2014:

	Tax effect
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Unrealized gains on available-for-sale investments
Unrealized holding gains during the year	(1,157)	1,680	271
Reclassified for gains realized	—	—	—

Net unrealized gains	(1,157)	1,680	271
Foreign currency translation adjustment	—	—	—

Other comprehensive income (loss)	(1,157)	1,680	271